Schedule of Investments (unaudited)	iShares® Emergent Food and AgTech Multisector ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
Nufarm Ltd./Australia	7,055	$21,092

Canada — 4.1%
Nutrien Ltd.	3,493	204,693

France — 6.7%
Danone SA	2,956	190,632
Eurofins Scientific SE	2,324	140,283
		330,915
Germany — 9.8%
BASF SE	3,900	206,414
Bayer AG, Registered	5,327	163,886
GEA Group AG	2,810	117,637
		487,937
Japan — 3.7%
Kubota Corp.	12,900	182,582

Netherlands — 0.5%
Corbion NV	1,165	25,986

Norway — 5.6%
Bakkafrost P/F	926	51,019
Mowi ASA	8,448	151,917
Salmar ASA	1,280	78,162
		281,098
United Kingdom — 3.3%
Croda International PLC	2,310	134,946
Genus PLC	1,200	27,555
		162,501
United States — 65.5%
AGCO Corp.	1,120	120,210
CF Industries Holdings Inc.	2,508	199,963
CNH Industrial NV	17,011	179,636
Corteva Inc.	4,225	236,346
Deere & Co.	517	193,751
Security	Shares	Value

United States (continued)
Ecolab Inc.	983	$228,253
Exponent Inc.	865	82,279
FMC Corp.	2,206	134,456
International Flavors & Fragrances Inc.	2,465	237,084
International Paper Co.	5,106	230,229
Kellanova	3,472	209,500
Mosaic Co. (The)	5,300	163,929
Neogen Corp.(a)	3,781	49,720
Packaging Corp. of America	1,137	208,628
Sealed Air Corp.	2,468	95,931
Sotera Health Co.(a)	1,917	21,432
Trimble Inc.(a)	4,038	224,836
Waters Corp.(a)	645	199,240
Westrock Co.	4,540	243,526
		3,258,949
Total Long-Term Investments — 99.6%
(Cost: $5,780,288)		4,955,753

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(b)(c)	10,000	10,000

Total Short-Term Securities — 0.2%
(Cost: $10,000)		10,000

Total Investments — 99.8%
(Cost: $5,790,288)		4,965,753

Other Assets Less Liabilities — 0.2%		10,108

Net Assets — 100.0%		$4,975,861

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(6	)(b)	$6	$—	$—	—	$53	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—		—	—	10,000	10,000	74		—
						$6	$—	$10,000		$127		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emergent Food and AgTech Multisector ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	06/21/24	$10	$(146)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,491,197	$1,464,556	$—	$4,955,753
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$3,501,197	$1,464,556	$—	$4,965,753
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(146)	$—	$—	$(146)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2